Consolidated Statement of Shareholders' Equity (USD $) In Millions	Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2010	$ 30,322	$ 21	$ 1,930	$ 8,294	$ 27,005	$ (6,262)	$ (1,469)	$ 29,519	$ 803
Shares, Beginning Balance at Dec. 31, 2010		1,921
Change in accounting principle	(2)				(2)			(2)
Net income (loss)	4,788
Net (income) loss attributable to noncontrolling interests	(84)								(84)
Net income attributable to U.S. Bancorp	4,872				4,872			4,872
Other comprehensive income (loss)	269						269	269
Preferred stock dividends	(129)				(129)			(129)
Common stock dividends	(961)				(961)			(961)
Issuance of preferred stock	676		676					676
Issuance of common and treasury stock	193			(147)		340		193
Issuance of common and treasury stock, shares		11
Purchase of treasury stock	(550)					(550)		(550)
Purchase of treasury stock, shares	(22)	(22)
Distributions to noncontrolling interests	(80)								(80)
Purchase of noncontrolling interests	(11)			(3)				(3)	(8)
Net other changes in noncontrolling interests	362								362
Stock option and restricted stock grants	94			94				94
Ending Balance at Dec. 31, 2011	34,971	21	2,606	8,238	30,785	(6,472)	(1,200)	33,978	993
Shares, Ending Balance at Dec. 31, 2011		1,910
Net income (loss)	5,490
Net (income) loss attributable to noncontrolling interests	(157)								(157)
Net income attributable to U.S. Bancorp	5,647				5,647			5,647
Other comprehensive income (loss)	277						277	277
Preferred stock dividends	(238)				(238)			(238)
Common stock dividends	(1,474)				(1,474)			(1,474)
Issuance of preferred stock	2,163		2,163					2,163
Issuance of common and treasury stock	441			(119)		560		441
Issuance of common and treasury stock, shares		18
Purchase of treasury stock	(1,878)					(1,878)		(1,878)
Purchase of treasury stock, shares	(59)	(59)
Distributions to noncontrolling interests	(76)								(76)
Net other changes in noncontrolling interests	509								509
Stock option and restricted stock grants	82			82				82
Ending Balance at Dec. 31, 2012	40,267	21	4,769	8,201	34,720	(7,790)	(923)	38,998	1,269
Shares, Ending Balance at Dec. 31, 2012	1,900	1,869
Net income (loss)	5,732
Net (income) loss attributable to noncontrolling interests	(104)								(104)
Net income attributable to U.S. Bancorp	5,836				5,836			5,836
Other comprehensive income (loss)	(148)						(148)	(148)
Redemption of preferred stock	(500)		(500)	8	(8)			(500)
Preferred stock dividends	(250)				(250)			(250)
Common stock dividends	(1,631)				(1,631)			(1,631)
Issuance of preferred stock	487		487					487
Issuance of common and treasury stock	550			(100)		650		550
Issuance of common and treasury stock, shares		21
Purchase of treasury stock	(2,336)					(2,336)		(2,336)
Purchase of treasury stock, shares	(65)	(65)
Distributions to noncontrolling interests	(62)								(62)
Net other changes in noncontrolling interests	(409)								(409)
Stock option and restricted stock grants	107			107				107
Ending Balance at Dec. 31, 2013	$ 41,807	$ 21	$ 4,756	$ 8,216	$ 38,667	$ (9,476)	$ (1,071)	$ 41,113	$ 694
Shares, Ending Balance at Dec. 31, 2013	1,800	1,825